Loans (Narrative) (Details) (USD $)			12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Mortgage Purchase Program Member [Member]	Dec. 31, 2013 Single-family residential [Member]	Dec. 31, 2013 Single-family residential [Member] Mortgage Purchase Program Member [Member]	Dec. 31, 2012 Single-family residential [Member] Mortgage Purchase Program Member [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Debt Instrument [Line Items]
Commercial loans	$ 207,141,000	$ 153,043,000
Mortgage loans					12,743,000	25,373,000
Percent of participation agreement interest			80.00%
Ownership interest in each loan is participates			20.00%
Aggregate purchase price of loans, maximum			15,000,000
Percent of loans risk rated for capital adequacy			100.00%
Allocated specific reserves to modified TDRs	998,000	830,000
TDR's term							2 months	5 years
Total TDR's	17,835,000	13,298,000		196,000
Accruing TDR's	$ 3,517,000	$ 3,684,000